Fair Value Measurements - Schedule of Fair Value Measured on a Nonrecurring Basis (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, fair value		$ 24	$ 5
Investments in affiliates, fair value		29	205
Impairment losses	0	54	20
Property and equipment [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment losses		53	20
Investments in affiliates [member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment losses		$ 20	$ 141